Goodwill And Other Intangible Assets, Net - Schedule of Future Amortization Expense (Details) (10-K)	Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 63,981
2021	63,806
2022	63,806
2023	63,806
2024	63,981
Thereafter	195,435
Future amortization expense	$ 514,815